Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	$ 1,578.4	$ 2,684.6
Gross Unrealized Losses	(102.3)	(90.3)
Less than 12 Months Fair Value	932.0	2,101.4
Less than 12 Months Unrealized Losses	(39.9)	(45.5)
12 Months or Greater Fair Value	646.4	583.2
12 Months or Greater Unrealized Losses	(62.4)	(44.8)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	1,344.3	2,624.1
Gross Unrealized Losses	(73.2)	(87.1)
Less than 12 Months Fair Value	715.8	2,044.1
Less than 12 Months Unrealized Losses	(13.1)	(42.4)
12 Months or Greater Fair Value	628.5	580.0
12 Months or Greater Unrealized Losses	(60.1)	(44.7)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	0	495.3
Gross Unrealized Losses	0	(16.9)
Less than 12 Months Fair Value	0	495.3
Less than 12 Months Unrealized Losses	0	(16.9)
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	93.6	461.9
Gross Unrealized Losses	(0.6)	(9.4)
Less than 12 Months Fair Value	79.5	454.0
Less than 12 Months Unrealized Losses	(0.5)	(8.7)
12 Months or Greater Fair Value	14.1	7.9
12 Months or Greater Unrealized Losses	(0.1)	(0.7)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	262.7	589.3
Gross Unrealized Losses	(6.5)	(13.3)
Less than 12 Months Fair Value	137.3	541.3
Less than 12 Months Unrealized Losses	(4.6)	(11.6)
12 Months or Greater Fair Value	125.4	48.0
12 Months or Greater Unrealized Losses	(1.9)	(1.7)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	308.7	314.1
Gross Unrealized Losses	(35.3)	(21.3)
Less than 12 Months Fair Value	34.4	74.0
Less than 12 Months Unrealized Losses	(2.0)	(1.0)
12 Months or Greater Fair Value	274.3	240.1
12 Months or Greater Unrealized Losses	(33.3)	(20.3)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	203.7	332.0
Gross Unrealized Losses	(5.5)	(6.9)
Less than 12 Months Fair Value	161.4	269.7
Less than 12 Months Unrealized Losses	(3.5)	(3.1)
12 Months or Greater Fair Value	42.3	62.3
12 Months or Greater Unrealized Losses	(2.0)	(3.8)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	284.2	214.8
Gross Unrealized Losses	(1.3)	(2.2)
Less than 12 Months Fair Value	259.7	209.8
Less than 12 Months Unrealized Losses	(1.0)	(1.1)
12 Months or Greater Fair Value	24.5	5.0
12 Months or Greater Unrealized Losses	(0.3)	(1.1)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	191.4	216.7
Gross Unrealized Losses	(24.0)	(17.1)
Less than 12 Months Fair Value	43.5	0
Less than 12 Months Unrealized Losses	(1.5)	0
12 Months or Greater Fair Value	147.9	216.7
12 Months or Greater Unrealized Losses	(22.5)	(17.1)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	234.1	60.5
Gross Unrealized Losses	(29.1)	(3.2)
Less than 12 Months Fair Value	216.2	57.3
Less than 12 Months Unrealized Losses	(26.8)	(3.1)
12 Months or Greater Fair Value	17.9	3.2
12 Months or Greater Unrealized Losses	(2.3)	(0.1)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	19.5	0
Gross Unrealized Losses	(3.7)	0
Less than 12 Months Fair Value	19.5	0
Less than 12 Months Unrealized Losses	(3.7)	0
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	214.6	60.5
Gross Unrealized Losses	(25.4)	(3.2)
Less than 12 Months Fair Value	196.7	57.3
Less than 12 Months Unrealized Losses	(23.1)	(3.1)
12 Months or Greater Fair Value	17.9	3.2
12 Months or Greater Unrealized Losses	$ (2.3)	$ (0.1)